Related Party Transactions - Additional Information (Detail) - USD ($)								1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 12, 2020	Sep. 30, 2020	Aug. 13, 2020	Jul. 02, 2020	Jun. 11, 2020	May 28, 2020	Apr. 17, 2020	Jul. 31, 2018	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Description of founder shares rights										to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, and (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation,merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.	to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, and (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property
Founder shares be transferred, assigned or sold, last sale price of Class A common stock equals or exceeds										$ 12.00	$ 12.00
Proceeds from public offering deposited in the trust account									$ 750,085,956	$ 750,085,956	$ 750,063,158	$ 0
Proceeds from promissory note											300,000	0	$ 0
Payment to affiliate of the Sponsor per month									10,000	10,000	10,000
Repayment of notes to affiliate											300,000	0	$ 0
Related Party Transaction, Amounts of Transaction	$ 2,000,000
Working Capital Note									$ 2,000,000	$ 2,000,000	0
Transfer of membership interests to certain individuals										8,100,000
Underwriting commission as a percentage of proceeds from initial public offer									2.00%
Payment of underwriting commission									$ 15,000,000
Deferred underwriting discount payable									26,250,000	$ 26,250,000	26,250,000	$ 0
Warrant liabilities									$ 21,194,049	21,194,049	$ 23,676,615
Fair value, liability, recurring basis, still held, unrealized gain (loss)										$ 2,482,566
Director [Member]
Related Party Transaction [Line Items]
Transfer of membership interests to related parties			140,000
Private Placement [Member]
Related Party Transaction [Line Items]
Warrants purchased by sponsor									8,500,000	8,500,000	8,500,000
Warrant exercise price per share									$ 2.00	$ 2.00	$ 2.00
Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues					$ 50,000,000
Common stock, shares outstanding			18,750,000						18,750,000	18,750,000	18,750,000	20,125,000
Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued to director on appointment										75,000,000	75,000,000
Common Class A [Member] | Backstop Agreement [Member] | Goldman Sachs Asset Management [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction										12,500,000
Sale of stock, price per share									$ 10.00	$ 10.00
Threshold amount for calculating cash shortfall									$ 1,310,000,000	$ 1,310,000,000
GSAM [Member]
Related Party Transaction [Line Items]
Founder Shares are subject to forfeiture		2,625,000						1,375,000		2,625,000
GSAM [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Sponsor Note, face amount							$ 300,000
Proceeds from promissory note						$ 300,000
GSAM [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued to director on appointment								575
Stock issued during period, value, new issues								$ 5,000
Stock split ratio								1:5000
Stock issued during period, Stock split		20,125,000			20,125,000		2,875,000			20,125,000
Percentage of founder shares		20.00%						20.00%		20.00%
Sale of stock, number of shares issued in transaction								1,325,000
GS DC Sponsor I LLC [Member]
Related Party Transaction [Line Items]
Number of shares in each unit										1	1
Proceeds from public offering deposited in the trust account									$ 750,000,000	$ 750,000,000	$ 750,000,000
GS DC Sponsor I LLC [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues										$ 17,000,000	$ 17,000,000
Warrants purchased by sponsor									8,500,000	8,500,000	8,500,000
Share price									$ 2.00	$ 2.00	$ 2.00
Warrant exercise price per share									$ 11.50	$ 11.50	$ 11.50
Sponsor [Member]
Related Party Transaction [Line Items]
Repayment of notes to affiliate				$ 300,000
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses									$ 30,000	$ 60,000	$ 60,000
Goldman Sachs Asset Management [Member] | Common Class A [Member] | Subscription Agreement [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction										20,000,000
Sale of stock, consideration received on transaction										$ 200,000,000
Affiliate Of The Sponsor [Member]
Related Party Transaction [Line Items]
Payment of underwriting commission									11,250,000
Deferred underwriting discount payable									$ 19,687,500	$ 19,687,500